Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,731,000.00
Previously Paid Amount	0.00
Total Fee Amount	9,451.01
Total Offset Amount	0.00
Net Fee	9,451.01
Narrative - Max Aggregate Offering Price	$ 61,731,000.00
Final Prospectus	true